Taxes	12 Months Ended
Sep. 30, 2022
Taxes
Taxes

Note 13 - Taxes

Corporation income tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

FAMI is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Farmmi International is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

In China the Corporate Income Tax Law generally applies an income tax rate of 25% to all enterprises. Farmmi Agricultural and Farmmi Supply Chain and are subject to corporate income tax at a statutory rate of 25% on net income reported after certain tax adjustments. Nongyuan Network, Farmmi Technology, Farmmi E-Commerce and Farmmi Biotech are approved by local government as small-scaled minimal profit enterprises. Once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the part of its taxable income not more than RMB1 million is subject to a reduced rate of 5% and the part between RMB1 million and 3 million is subject to a reduced rate of 10%. FLS Mushroom, Nongyuan Network, Farmmi Agricultural, Farmmi Technology, Farmmi Food, Farmmi Biotech and Farmmi Supply Chain are entities with primary operating activities. Farmmi Enterprise, Farmmi Ecology and Farmmi Holdings are holding companies with no activities. Farmmi E-commerce, Farmmi Medical Health, Farmmi Health Development, Yitang Mediservice and Yiting Meditech are dormant companies with no activities.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and foreign investment enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant special tax treatment to local enterprises as a way to encourage specific agricultural industry and stimulate local economy. FLS Mushroom and Farmmi Food are engaged in agricultural industry and their income are tax exempted. Nongyuan Network, Farmmi Technology, Farmmi E-Commerce and Farmmi Biotech are subject to corporate income tax at a reduced rate of 5% as approved by local government as small-scaled minimal profit enterprises. Net income of $2.8 million, $4.02 million and $3.84 million was exempt from income tax for the years ended September 30, 2022, 2021 and 2020, respectively. The estimated tax savings as the result of the tax break for the years ended September 30, 2022, 2021 and 2020 amounted to $691,394, $1,004,365 and $960,097, respectively. Per share effect of the tax exemption were $0.03, $0.01 and $0.06 for the years ended September 30, 2022, 2021 and 2020, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended September 30, 2022, 2021 and 2020:

	For the Years Ended September 30,
	2022	2021	2020
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemption (a)	(50.8)%	(41.0)%	(27.5)%
Favorable tax rate impact (a)	(14.8)%	(0.3)%	(1.5)%
Permanent difference	0.1%	(8.2)%	0.0%
Changes of deferred tax assets valuation allowances	7.2%	2.0%	5.3%
Non-PRC entities not subject PRC income tax	27.7%	23.6%	2.8%
Total	(5.6)%	1.1%	4.1%

____________

(a) FLS Mushroom, Farmmi Food and Farmmi EAST are engaged in agricultural industry and their income are tax exempted. Farmmi Technology, Farmmi E-Commerce, Farmmi Biotech, Nongyuan Network and its subsidiaries, subject to corporate income tax at a reduced rate of 5% as approved by local government as small-scaled minimal profit enterprises.

Corporation income tax (“CIT”) (Continued)

The provision for income tax from the Company’s continuing operations consists of the following:

	For the Years Ended September 30,
	2022	2021	2020
Current income tax provision	$58,266	$25,571	$16,753
Deferred income tax provision	(176,633)	-	-
Total	$(118,367)	$25,571	$16,753

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	As of	As of
	September 30,	September 30,
	2022	2021
Net operating loss (“NOL”) carry forward	$168,126	$13,569
Allowance for inventory	12,413	-
Allowance for doubtful accounts	836	-
Valuation allowance	(18,168)	(13,569)
Total	$163,207	-

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax basis and U.S. GAAP. Certain subsidiaries had a cumulative net operating loss of approximately $0.7 million as of September 30, 2022, which may be available to reduce future taxable income. Deferred tax assets were primarily the result of these net operating losses.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, a valuation allowance of $18,168 was recorded against the gross deferred tax asset balance at September 30, 2022. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that certain subsidiaries will not generate sufficient future taxable income to utilize the net operating loss.